Share based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Option Transactions Related to the Seadrill Scheme
The following table summarizes share option transactions related to the Seadrill Scheme in 2016, 2015 and 2014:

	December 31, 2016		December 31, 2015		December 31, 2014
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Outstanding at beginning of year	2,015,171	28.53	2,241,116	35.10	2,838,758	28.53
Granted	—	—	710,000	12.04	—	—
Exercised	—	—	—	—	(461,477)	20.19
Forfeited	(1,067,671)	35.29	(935,945)	32.81	(136,165)	34.57
Outstanding at end of year	947,500	20.08	2,015,171	28.53	2,241,116	35.10
Exercisable at end of year	412,917	25.79	882,152	36.14	1,169,584	27.38

Restricted Stock Unit Activity
The following table summarizes the RSU activity for the Company for the years ended December 31, 2016, 2015 and 2014:

Restricted Stock Units - Seadrill	December 31, 2016	December 31, 2015	December 31, 2014
Outstanding at beginning of year	1,402,980	525,210	373,700
Granted	4,349,158	937,970	162,560
Settled	(249,050)	—	—
Forfeited	(316,364)	(60,200)	(11,050)
Outstanding at end of year	5,186,724	1,402,980	525,210
The following table summarizes the RSU activity for NADL for the years ended December 31, 2016, 2015 and 2014:

Restricted Stock Units - NADL	December 31, 2016	December 31, 2015	December 31, 2014
Outstanding at beginning of year	174,583	253,870	278,778
Granted	270,653	1,587,719	—
Settled	(20,837)	—	—
Adjustment (1)	—	(1,571,251)	—
Forfeited	(10,697)	(95,755)	(24,908)
Outstanding at end of year	413,702	174,583	253,870

(1)	Adjustment relates to NADL's reverse stock split in December 2015, as discussed above.